Acquisitions - Schedule of disposal of group (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 26, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Acquisitions
Gain on disposal of SCHL Group		¥ (38,883)	$ (5,490)	¥ (2,176)	¥ (5,498)
Disposal of SCHL Group | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Acquisitions
Cash and cash equivalents	¥ 6,711
Foreign currency translation loss		45,594
Equity interest in subsidiaries	100.00%
Gain on disposal of SCHL Group	¥ 6,711	¥ 38,883